Janus Henderson VIT Balanced Portfolio
Schedule of Investments (unaudited)
September 30, 2025

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 11.4%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 5.3980%, 9/15/34ž,‡	$3,072,117	$3,046,691
A&D Mortgage Trust 2024-NQM5 A1, 5.6990%, 11/25/69ž	2,972,234	2,987,299
AGL CLO 1 Ltd 2023-26A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5550%, 10/21/38ž,‡	13,400,000	13,449,703
ALA Trust 2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 5.8936%, 6/15/40ž,‡	13,839,000	13,889,160
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	128,624	126,945
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	405,547	399,069
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	446,008	430,032
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	7,899,114	7,846,645
Angel Oak Mortgage Trust I LLC 2025-6 A1, 5.5150%, 4/25/70ž,Ç	5,983,385	6,033,043
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	579,265	535,164
ARES CLO Ltd 2019-53A A1R, CME Term SOFR 3 Month + 1.2800%, 5.5987%, 10/24/36ž,‡	10,419,000	10,435,418
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	28,864	28,846
Babson CLO Ltd LP-5A A, CME Term SOFR 3 Month + 1.2200%, 5.5455%, 1/22/35ž,‡	8,736,327	8,759,615
Bain Capital Credit CLO Ltd 2023-3A A1R, CME Term SOFR 3 Month + 1.3100%, 5.5135%, 10/25/38ž,‡	7,772,000	7,797,495
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 5.9055%, 7/20/37ž,‡	1,845,969	1,853,207
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	2,374,000	2,007,712
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.4898%, 1/27/50ž,‡	3,322,516	2,973,451
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.1153%, 11/27/48ž,‡	760,000	742,290
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.0466%, 11/27/48ž,‡	1,497,000	1,457,526
Bayview Opportunity Master Fund 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	3,789,298	3,524,838
Bayview Opportunity Master Fund 2022-2 A1, 3.0000%, 12/25/51ž,‡	2,968,269	2,566,187
Bayview Opportunity Master Fund VII 2025-EDU1 B, US 30 Day Average SOFR + 1.7000%, 6.0333%, 7/27/48ž,‡	2,250,000	2,250,000
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 5.7076%, 7/15/37ž,‡	12,565,000	12,602,480
Benefit Street Partners CLO Ltd 2025-43A A, CME Term SOFR 3 Month + 1.2700%, 5.1875%, 10/20/38ž,‡	10,806,000	10,838,418
BLP Commercial Mortgage Trust 2025-IND A, CME Term SOFR 1 Month + 1.2000%, 5.3502%, 3/17/42ž,‡	8,829,000	8,801,052
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	7,145,000	7,514,345
BPR Trust 2024-PMDW A, 5.3580%, 11/5/41ž,‡	9,912,470	10,085,175
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	3,827,000	3,763,504
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	804,000	765,594
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	2,229,000	2,121,161
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 5.0655%, 2/15/36ž,‡	5,213,000	5,207,612
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 5.0655%, 2/15/36ž,‡	6,853,553	6,851,925
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 5.2146%, 9/15/36ž,‡	5,121,225	5,104,944
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 5.9146%, 9/15/36ž,‡	4,717,224	4,700,147
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 4.8994%, 4/15/39ž,‡	3,858,579	3,850,955
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 5.6433%, 10/15/41ž,‡	9,099,742	9,113,163
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.7401%, 8/15/39ž,‡	3,769,122	3,778,427
BX Commercial Mortgage Trust 2024-BRBK A, CME Term SOFR 1 Month + 2.8796%, 7.0266%, 10/15/41ž,‡	10,411,568	10,476,930

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2024-GPA3 A, CME Term SOFR 1 Month + 1.2928%, 5.4430%, 12/15/39ž,‡	$5,281,237	$5,288,832
BX Commercial Mortgage Trust 2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.7925%, 12/15/39ž,‡	3,652,376	3,659,252
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 5.6416%, 6/17/41ž,‡	8,689,450	8,688,345
BX Commercial Mortgage Trust 2024-VLT5 A, 5.5908%, 11/13/46ž,‡	11,808,000	12,024,293
BX Commercial Mortgage Trust 2024-VLT5 B, 5.9949%, 11/13/46ž,‡	2,774,000	2,841,732
BX Commercial Mortgage Trust 2024-VLT5 C, 6.3984%, 11/13/46ž,‡	1,468,000	1,512,355
BX Commercial Mortgage Trust 2025-DIME A, CME Term SOFR 1 Month + 1.1500%, 5.3002%, 2/15/35ž,‡	8,630,000	8,605,084
BX Commercial Mortgage Trust 2025-GW A, CME Term SOFR 1 Month + 1.6000%, 5.7500%, 7/15/42ž,‡	7,965,000	7,981,650
BX Commercial Mortgage Trust 2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 5.2940%, 3/15/30ž,‡	10,987,148	10,954,119
BX Commercial Mortgage Trust 2025-ROIC B, CME Term SOFR 1 Month + 1.3935%, 5.5436%, 3/15/30ž,‡	2,404,622	2,395,815
BX Commercial Mortgage Trust 2025-SPOT A, CME Term SOFR 1 Month + 1.4434%, 5.5935%, 4/16/40ž,‡	4,392,658	4,395,759
BX Commercial Mortgage Trust 2025-VLT7 A, CME Term SOFR 1 Month + 1.7000%, 5.8502%, 7/15/44ž,‡	16,788,000	16,835,856
BXHPP Trust 2021-FILM A, CME Term SOFR 1 Month + 0.7645%, 4.9145%, 8/15/36ž,‡	2,066,000	2,005,345
BXP Trust 2017-GM, 3.3790%, 6/13/39ž	1,140,000	1,113,953
Carlyle Global Markets Strategies 2023-2A A1R, CME Term SOFR 3 Month + 1.3200%, 5.6390%, 7/20/38ž,‡	11,418,000	11,455,569
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 5.7919%, 8/15/41ž,‡	5,952,000	5,938,512
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 6.4410%, 8/15/41ž,‡	4,376,181	4,451,088
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 5.7671%, 1/22/35ž,‡	4,973,000	4,982,419
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 6.3371%, 1/22/35ž,‡	2,006,778	2,007,781
CBAMR Ltd 2018-5A A1R, CME Term SOFR 3 Month + 1.3400%, 5.4523%, 10/18/38ž,‡	5,299,000	5,315,257
CF Hippolyta Issuer LLC 2020-1 A1, 1.6900%, 7/15/60ž	3,007,804	2,591,598
CF Hippolyta Issuer LLC 2020-1 B1, 2.2800%, 7/15/60ž	305,814	196,719
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	4,363,986	3,613,876
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	1,655,880	1,057,643
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	5,507,470	5,318,043
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	15,858,416	14,895,298
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 2/25/50ž,‡	3,599,547	3,553,124
CIFC Funding Ltd 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%, 5.3713%, 10/19/38ž,‡	8,828,000	8,859,913
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	42,081	41,464
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50ž	13,824,000	13,980,059
Compass Datacenters Issuer III LLC 2025-1A A2, 5.6560%, 2/25/50ž	7,338,000	7,469,302
Compass Datacenters Issuer III LLC 2025-2A A2, 5.8350%, 2/25/50ž	4,569,000	4,686,254
Connecticut Avenue Securities Trust 2021-R01 1M2, US 30 Day Average SOFR + 1.5500%, 5.9060%, 10/25/41ž,‡	296,764	297,355
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.3560%, 11/25/41ž,‡	11,907,758	12,049,413
Connecticut Avenue Securities Trust 2021-R03 1M1, US 30 Day Average SOFR + 0.8500%, 5.2060%, 12/25/41ž,‡	414,278	413,496
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 6.0060%, 12/25/41ž,‡	3,397,000	3,412,145
Connecticut Avenue Securities Trust 2022-R02 2M2, US 30 Day Average SOFR + 3.0000%, 7.3560%, 1/27/42ž,‡	4,661,000	4,755,162
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.2560%, 4/25/42ž,‡	808,901	810,619
Connecticut Avenue Securities Trust 2022-R05 2M2, US 30 Day Average SOFR + 3.0000%, 7.3560%, 4/25/42ž,‡	2,737,000	2,799,701
Connecticut Avenue Securities Trust 2022-R09 2M1, US 30 Day Average SOFR + 2.5000%, 6.8560%, 9/25/42ž,‡	2,879,733	2,917,916
Connecticut Avenue Securities Trust 2023-R04 1M1, US 30 Day Average SOFR + 2.3000%, 6.6560%, 5/25/43ž,‡	3,205,028	3,269,998

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.0560%, 7/27/43ž,‡	$2,188,348	$2,196,328
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 6.3060%, 9/25/43ž,‡	947,531	952,163
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 5.8560%, 10/26/43ž,‡	1,949,331	1,952,296
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 5.4060%, 1/25/44ž,‡	2,057,808	2,059,843
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 5.5060%, 3/25/44ž,‡	1,338,874	1,339,850
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 5.4560%, 5/25/44ž,‡	1,720,481	1,720,872
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 5.3560%, 7/25/44ž,‡	1,054,600	1,054,138
Connecticut Avenue Securities Trust 2025-R01 1M1, US 30 Day Average SOFR + 1.1000%, 5.4560%, 1/25/45ž,‡	1,296,285	1,296,820
Connecticut Avenue Securities Trust 2025-R02 1M1, US 30 Day Average SOFR + 1.1500%, 5.5060%, 2/27/45ž,‡	2,414,506	2,414,899
Connecticut Avenue Securities Trust 2025-R05 2M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 7/25/45ž,‡	3,595,834	3,602,684
COOPR Residential Mortage Trust 2025-CES3 A1A, 4.8400%, 9/25/60ž,Ç	4,749,000	4,740,217
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60ž,Ç	2,077,544	2,096,236
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	988,874	998,075
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	60,559	60,629
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 5.8776%, 10/15/36ž,‡	5,745,000	5,759,039
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	1,512,691	1,501,985
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	2,249,382	2,272,852
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	3,355,063	3,317,515
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	1,200,000	1,180,320
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	11,661,000	11,324,880
DATA Mortgage Trust 2024-CTR2 A, 5.4756%, 5/10/46ž,‡	2,393,509	2,412,107
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47ž	1,795,425	1,774,468
DB Master Finance LLC 2021-1A A23, 2.7910%, 11/20/51ž	1,245,475	1,098,373
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	1,665,125	1,570,820
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	4,917,000	4,734,836
DROP Mortgage Trust 2021-FILE A, CME Term SOFR 1 Month + 1.2645%, 5.4145%, 10/15/43ž,‡	2,133,961	2,075,818
Ellington Financial Mortgage Trust 2025-CES1 A1A, 5.7260%, 1/25/60ž,Ç	2,278,082	2,304,358
Elmwood CLO X Ltd 2021-3A AR2, CME Term SOFR 3 Month + 1.3000%, 5.5577%, 7/20/38ž,‡	8,044,000	8,068,293
Extended Stay America Trust 2021-ESH A, CME Term SOFR 1 Month + 1.1945%, 5.3445%, 7/15/38ž,‡	2,179,868	2,178,423
Extended Stay America Trust 2025-ESH A, CME Term SOFR 1 Month + 1.3000%, 5.4500%, 10/15/42ž,‡	5,768,000	5,762,607
Fannie Mae REMICS 2018-27 EA, 3.0000%, 5/25/48	1,774,377	1,610,754
Fannie Mae REMICS 2019-71 P, 3.0000%, 11/25/49	2,312,032	2,071,296
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	2,972,889	3,052,979
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	2,744,702	2,826,238
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	1,898,240	1,939,775
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	3,662,728	3,684,308
FIGRE Trust 2025-HE2 A, 5.7750%, 3/25/55ž,‡	3,984,948	4,058,008
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55ž,‡	4,485,082	4,547,545
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55ž,‡	2,862,158	2,894,106
FIGRE Trust 2025-HE5 A, 5.2850%, 8/25/55ž,‡	3,143,371	3,171,496
Finance of America Structured Securities Trust 2025-S1 A1, 3.5000%, 2/25/75ž	3,450,951	3,335,105
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	5,066,207	4,374,636
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	803,673	798,728
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M2, US 30 Day Average SOFR + 1.5000%, 5.8560%, 10/25/41ž,‡	1,473,939	1,478,475
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1, US 30 Day Average SOFR + 0.8500%, 5.2060%, 11/25/41ž,‡	845,024	844,346
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 6.4560%, 9/25/41ž,‡	1,806,722	1,817,049
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M1, US 30 Day Average SOFR + 0.9500%, 5.3060%, 12/25/41ž,‡	4,031,279	4,031,143
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 6.7060%, 12/25/41ž,‡	2,293,831	2,316,622
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1A, US 30 Day Average SOFR + 1.3000%, 5.6560%, 2/25/42ž,‡	415,415	415,547

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 6.4560%, 3/25/42ž,‡	$2,024,340	$2,032,628
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 6.6560%, 8/25/42ž,‡	1,200,188	1,220,942
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.4480%, 4/27/43ž,‡	1,350,774	1,369,540
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.3560%, 6/25/43ž,‡	189,479	189,978
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.2060%, 11/25/43ž,‡	1,933,708	1,941,713
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 5/25/44ž,‡	3,374,201	3,376,307
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M1, US 30 Day Average SOFR + 1.0000%, 5.3560%, 10/25/44ž,‡	853,364	852,964
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA1 M1, US 30 Day Average SOFR + 1.0500%, 5.4060%, 1/25/45ž,‡	2,550,280	2,550,430
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 5.5560%, 5/25/45ž,‡	1,580,567	1,581,320
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-DNA3 M1, US 30 Day Average SOFR + 1.1000%, 5.4704%, 9/25/45ž,‡	1,886,000	1,886,044
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M1, US 30 Day Average SOFR + 1.1500%, 5.5060%, 2/27/45ž,‡	6,165,044	6,164,889
FREMF Mortgage Trust 2023-K511 C, 5.8224%, 11/25/28ž,‡	1,838,000	1,715,114
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	5,956,178	6,037,343
Golden Tree Loan Management US CLO1 Ltd 2023-17A AR, CME Term SOFR 3 Month + 1.2800%, 5.6055%, 1/20/39ž,‡	9,321,000	9,342,560
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 6.0555%, 3/1/28ž,‡	2,783,000	2,788,410
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 5.8414%, 5/15/41ž,‡	10,398,000	10,416,858
GS Mortgage Securities Trust 2025-800D A, CME Term SOFR 1 Month + 2.6500%, 6.7858%, 11/25/41ž,‡	11,841,000	11,872,521
GS Mortgage-Backed Securites Trust 2025-CES2 A1, 5.1800%, 9/25/55ž,Ç	6,493,000	6,492,941
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	4,070,000	4,083,801
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	9,130,000	9,164,409
Homeward Opportunities Fund I Trust 2025-RRTL1 A1, 5.4760%, 3/25/40ž,Ç	6,822,000	6,857,101
Homeward Opportunities Fund I Trust 2025-RRTL2 A1, 5.2370%, 9/25/40ž,Ç	2,898,000	2,906,407
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	2,826,661	2,739,840
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	298,845	297,426
Hudson's Bay Simon JV Trust 2015-HB7 B7, 4.6662%, 8/5/34ž	270,000	268,191
JP Morgan Mortgage Trust 2025-5MPR A1D, 5.5000%, 11/25/55ž,Ç	3,122,901	3,135,548
KRE Commercial Mortgage Trust 2025-AIP4 A, CME Term SOFR 1 Month + 1.3000%, 5.4502%, 3/17/42ž,‡	7,547,000	7,535,946
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	69,707	69,721
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 5.7413%, 6/15/39ž,‡	6,949,352	6,951,323
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	710,531	709,612
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	829,668	839,319
Lex Commercial Loan Master Trust 2024-BBG A, 5.0361%, 10/13/33ž,‡	2,200,000	2,214,524
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	2,268,288	2,288,346
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	2,894,523	2,928,882
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	8,728,504	8,789,006
LHOME Mortgage Trust 2025-RTL3 A1, 5.2390%, 8/25/40ž,Ç	2,700,000	2,709,409
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 5.3645%, 3/15/38ž,‡	456,249	454,742
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 5.4454%, 5/16/39ž,‡	11,353,000	11,040,389
Life Financial Services Trust 2022-BMR2 B, CME Term SOFR 1 Month + 1.7939%, 5.9441%, 5/16/39ž,‡	1,854,000	1,710,521
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	1,282,403	1,291,214
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 5.9178%, 10/16/37ž,‡	4,190,000	4,201,153
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 5.6890%, 7/20/37ž,‡	12,893,139	12,932,892
Madison Park Funding Ltd 2022-62A A1R2, CME Term SOFR 3 Month + 1.3000%, 5.6229%, 7/16/38ž,‡	9,017,000	9,047,865
Madison Park Funding Ltd 2025-73A A1, CME Term SOFR 3 Month + 1.3000%, 5.2630%, 10/18/38ž,‡	9,600,000	9,624,502
Magnetite CLO Ltd 2025-50A A1, CME Term SOFR 3 Month + 1.2800%, 5.5888%, 7/26/38ž,‡	6,846,000	6,868,250

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	$85,718	$85,778
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	2,721,770	2,540,223
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	3,453,561	3,224,281
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	2,613,344	2,570,556
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 5.0654%, 4/15/38ž,‡	952,457	952,151
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 5.6154%, 4/15/38ž,‡	3,486,153	3,484,510
Morgan Stanley Residential Mortgage Loan Trust 2025-SPL1 A1, US 30 Day Average SOFR + 1.4000%, 4.2500%, 2/25/65ž,‡	3,475,000	3,392,393
Neuberger Berman CLO Ltd 2019-32RA A, CME Term SOFR 3 Month + 1.3100%, 5.6390%, 7/20/39ž,‡	8,069,700	8,084,182
New Economy Assets Phase 1 Issuer LLC 2021-1 B1, 2.4100%, 10/20/61ž	2,779,000	1,844,067
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	259,301	255,760
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	5,175,538	5,183,404
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	3,319,000	3,345,777
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 5.7915%, 3/15/41ž,‡	12,462,000	12,450,180
NRTH PARK Mortgage Trust 2025-PARK A, CME Term SOFR 1 Month + 1.3933%, 5.5433%, 10/15/40ž,‡	7,104,000	7,085,751
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	459,711	457,731
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	1,084,274	1,061,915
NRZ Excess Spread Collateralized Notes 2024-FNT1 A, 7.3980%, 11/25/31ž,Ç	4,149,163	4,193,485
Oak Hill Credit Partners 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%, 5.5438%, 7/19/38ž,‡	8,534,000	8,555,335
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 5.9055%, 10/19/37ž,‡	6,022,000	6,050,759
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	3,260,727	3,112,290
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38§	1,616,000	1,612,956
Oasis Securitization 2025-1A A, 6.3550%, 8/15/39ž	5,006,000	5,033,900
OCP CLO Ltd 2020-8RA AR, CME Term SOFR 3 Month + 1.2500%, 5.5724%, 10/17/36ž,‡	8,736,327	8,747,420
OCP CLO Ltd 2025-44A A, CME Term SOFR 3 Month + 1.3000%, 5.5622%, 10/25/38ž,‡	4,302,000	4,315,461
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 5.8776%, 7/15/37ž,‡	900,034	902,242
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	1,252,504	1,081,314
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	3,314,399	2,851,110
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 7.2392%, 11/15/40ž,‡	315,456	315,347
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 9.3861%, 11/15/40ž,‡	1,438,086	1,437,601
Pretium Mortgage Credit Partners LLC 2025-RPL1 A1, 4.0000%, 7/25/69ž,Ç	4,258,424	4,158,448
Pretium Mortgage Credit Partners LLC 2025-RPL2 A1, 4.0000%, 8/25/64ž,Ç	4,606,533	4,499,479
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	1,772,780	1,737,051
PRP Advisors LLC 2025-RCF4 A1, 4.5000%, 8/25/55ž,Ç	3,230,721	3,197,932
PRP Advisors LLC 2025-RPL4 A1, 3.0000%, 5/25/55ž,Ç	6,037,380	5,666,426
QTS Issuer ABS I LLC 2025-1A A2, 5.4390%, 5/25/55ž	16,719,000	17,065,947
QTS Issuer ABS II LLC 2025-1A A2, 5.0440%, 10/5/55ž	9,100,000	9,068,443
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 6.2871%, 1/22/35ž,‡	1,732,772	1,739,010
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	7,209,676	7,444,090
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	3,908,908	4,032,200
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	2,439,607	2,467,526
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	3,056,340	3,083,106
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	6,625,667	6,687,072
Santander Bank Auto Credit-Linked Notes 2022-B A2, 5.5870%, 8/16/32ž	364,729	366,623
SCG Hotel Issuer Inc 2025-DLFN A, CME Term SOFR 1 Month + 1.2000%, 5.3502%, 3/15/35ž,‡	10,048,000	10,011,252
SELF Commercial Mortgage Trust 2024-STRG A, CME Term SOFR 1 Month + 1.5423%, 5.6924%, 11/15/34ž,‡	9,852,000	9,832,181
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	519,327	461,983
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	190,954	171,144
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 5.7055%, 7/21/37ž,‡	8,897,000	8,920,248
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 5.1510%, 1/17/39ž,‡	11,242,000	11,212,683

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 4.9954%, 11/15/38ž,‡	$595,577	$594,192
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	6,538,538	6,032,018
TEXAS Commercial Mortgage Trust 2025-TWR A, CME Term SOFR 1 Month + 1.2931%, 5.4433%, 4/15/42ž,‡	2,757,000	2,748,837
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.6955%, 10/21/37ž,‡	9,000,000	9,024,859
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	5,052,469	5,472,266
The Huntington National Bank 2024-2 B1, 5.4420%, 10/20/32ž	2,464,054	2,487,825
Toorak Mortgage Corp 2025-RRTL1 A1, 5.5240%, 2/25/40ž,Ç	2,600,000	2,616,577
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7991%, 12/10/33ž,‡	8,090,504	8,539,182
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	3,284,618	3,059,069
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	3,097,000	2,930,263
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 5.1655%, 7/15/39ž,‡	2,382,000	2,324,319
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 5.8755%, 7/20/37ž,‡	3,637,684	3,645,776
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.3645%, 5.5155%, 2/15/40ž,‡	460,601	459,402
Wells Fargo Commercial Mortgage Trust 2025-VTT A, 5.2704%, 3/15/38ž,‡	10,219,000	10,256,552
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	1,275,375	1,179,766
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	3,546,554	3,176,558
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	274,566	273,175
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	2,404,294	2,230,490
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	1,414,509	1,423,886
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	3,118,597	3,150,089
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	6,621,726	6,696,543
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	6,178,809	6,221,490
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	4,871,917	4,878,408
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	7,686,357	7,695,452
Woodward Capital Management 2024-CES9 A1A, 5.5820%, 12/25/44ž,Ç	4,191,728	4,233,608
Woodward Capital Management 2025-CES1 A1A, 5.6530%, 1/25/45ž,Ç	453,067	457,653
Woodward Capital Management 2025-CES2 A1A, 5.5030%, 2/25/55ž,Ç	4,131,711	4,173,548
Woodward Capital Management 2025-CES3 A1A, 5.5530%, 3/25/55ž,Ç	2,313,972	2,340,077
Woodward Capital Management 2025-CES6 A1A, 5.4720%, 6/25/55ž,Ç	2,238,811	2,260,808
Woodward Capital Management 2025-CES7 A1A, 5.3770%, 7/25/55ž,Ç	3,218,177	3,246,030
Woodward Capital Management 2025-CES8 A1A, 5.1477%, 8/25/55ž,‡	5,534,837	5,530,760
Woodward Capital Management 2025-CES9 A1A, 4.7950%, 9/25/55ž,Ç	3,810,000	3,809,968
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,081,225,121)		1,083,961,192
Bank Loans and Mezzanine Loans – 0.7%
Basic Industry – 0%
Qnity Electronics Inc, CME Term SOFR 1 Month + 2.0000%, 6.3513%, 8/12/32ƒ,‡	2,735,000	2,731,581
Capital Goods – 0.3%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.2500%, 6.4489%, 5/31/30‡	3,060,232	3,049,858
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 6.5660%, 8/4/31‡	14,520,353	14,450,510
TransDigm Group Inc, CME Term SOFR 3 Month + 2.5000%, 6.5015%, 8/19/32‡	7,220,000	7,210,758
		24,711,126
Consumer Cyclical – 0%
Belron Finance 2019 LLC, CME Term SOFR 3 Month + 2.5000%, 6.7419%, 10/16/31‡	4,442,430	4,461,888
Consumer Non-Cyclical – 0.1%
Medline Borrower LP, CME Term SOFR 1 Month + 2.0000%, 6.1634%, 10/23/30‡	8,093,838	8,088,819
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.0000%, 6.1634%, 9/30/31‡	5,201,692	5,191,289
Lightning Power LLC, CME Term SOFR 3 Month + 2.2500%, 6.2515%, 8/18/31‡	9,512,120	9,499,089
		14,690,378
Transportation – 0.1%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 1.7500%, 5.7515%, 4/10/31‡	13,026,812	12,971,058
Total Bank Loans and Mezzanine Loans (cost $67,664,054)		67,654,850
Corporate Bonds – 11.4%
Banking – 2.9%
American Express Co, SOFR + 1.2200%, 4.9180%, 7/20/33‡	8,088,000	8,228,799

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Banking – (continued)
Bank of America Corp, SOFR + 1.0000%, 5.1620%, 1/24/31‡	$16,431,000	$16,958,193
Bank of America Corp, SOFR + 1.8400%, 5.8720%, 9/15/34‡	6,100,000	6,536,188
Bank of America Corp, SOFR + 1.6970%, 5.7440%, 2/12/36‡	27,060,000	28,114,497
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	7,801,000	8,694,856
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	3,004,000	3,151,232
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡	1,796,000	1,864,634
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	6,330,000	7,159,183
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	8,321,000	8,726,879
Capital One Financial Corp, SOFR + 2.0360%, 6.1830%, 1/30/36‡	6,214,000	6,446,125
Citigroup Inc, CME Term SOFR 3 Month + 1.8246%, 3.8870%, 1/10/28‡	11,561,000	11,513,804
Citigroup Inc, SOFR + 1.1710%, 4.5030%, 9/11/31‡	3,290,000	3,291,778
Citigroup Inc, SOFR + 2.0560%, 5.8270%, 2/13/35‡	17,397,000	18,043,322
Citigroup Inc, SOFR + 1.4880%, 5.1740%, 9/11/36‡	2,832,000	2,860,739
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	4,170,000	4,930,320
Goldman Sachs Group Inc, SOFR + 1.0780%, 5.2070%, 1/28/31‡	8,589,000	8,866,278
Goldman Sachs Group Inc, SOFR + 1.3800%, 5.5360%, 1/28/36‡	7,598,000	7,931,128
JPMorgan Chase & Co, SOFR + 1.0100%, 5.1400%, 1/24/31‡	7,304,000	7,543,066
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	5,523,000	5,021,256
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	6,139,000	6,396,231
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡	8,439,000	8,707,770
National Australia Bank Ltd, 2.9900%, 5/21/31ž	8,080,000	7,369,943
PNC Financial Services Group Inc/The, SOFR + 1.0720%, 5.2220%, 1/29/31‡	2,562,000	2,647,114
PNC Financial Services Group Inc/The, SOFR + 1.3940%, 5.5750%, 1/29/36‡	3,593,000	3,748,943
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	7,688,000	8,710,141
PNC Financial Services Group Inc/The, SOFR + 1.5990%, 5.4010%, 7/23/35‡	8,376,000	8,670,332
Societe Generale SA, US Treasury Yield Curve Rate 1 Year + 1.2000%, 5.5000%, 4/13/29ž,‡	4,851,000	4,953,184
Societe Generale SA, US Treasury Yield Curve Rate 1 Year + 1.6000%, 6.1000%, 4/13/33ž,‡	11,950,000	12,593,962
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	6,844,000	7,076,139
US Bancorp, SOFR + 1.0610%, 5.0460%, 2/12/31‡	7,145,000	7,328,145
US Bancorp, SOFR + 1.4110%, 5.4240%, 2/12/36‡	7,864,000	8,142,728
US Bancorp, US Treasury Yield Curve Rate 5 Year + 0.9500%, 2.4910%, 11/3/36‡	6,449,000	5,559,690
Wells Fargo & Co, SOFR + 1.1100%, 5.2440%, 1/24/31‡	15,197,000	15,722,934
		273,509,533
Basic Industry – 0%
Qnity Electronics Inc, 5.7500%, 8/15/32ž	3,406,000	3,431,977
Brokerage – 0.8%
Blue Owl Finance LLC, 6.2500%, 4/18/34	7,954,000	8,341,548
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30ž	390,000	400,280
Citadel Securities Global Holdings LLC, 6.2000%, 6/18/35ž	1,714,000	1,800,515
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	4,873,000	5,111,252
Jane Street Group / JSG Finance Inc, 6.1250%, 11/1/32ž	12,094,000	12,257,985
LPL Holdings Inc, 6.7500%, 11/17/28	10,435,000	11,137,892
LPL Holdings Inc, 5.2000%, 3/15/30	2,938,000	3,000,180
LPL Holdings Inc, 5.1500%, 6/15/30	4,736,000	4,820,331
LPL Holdings Inc, 6.0000%, 5/20/34	6,846,000	7,153,222
LPL Holdings Inc, 5.6500%, 3/15/35	4,920,000	5,012,800
LPL Holdings Inc, 5.7500%, 6/15/35	5,874,000	6,023,441
Nasdaq Inc, 5.5500%, 2/15/34	10,515,000	11,040,646
		76,100,092
Capital Goods – 0.4%
Amcor Flexibles North America Inc, 5.5000%, 3/17/35	4,922,000	5,068,219
Berry Global Inc, 5.8000%, 6/15/31	11,390,000	12,042,562
Berry Global Inc, 5.6500%, 1/15/34	2,037,000	2,122,440
Embraer Netherlands Finance BV, 5.4000%, 1/9/38	8,504,000	8,466,838
Quikrete Holdings Inc, 6.3750%, 3/1/32ž	5,502,000	5,699,214
TransDigm Inc, 6.2500%, 1/31/34ž	1,025,000	1,054,129
TransDigm Inc, 6.7500%, 1/31/34ž	3,509,000	3,628,162
		38,081,564
Communications – 0.5%
AppLovin Corp, 5.3750%, 12/1/31	6,587,000	6,814,091
AppLovin Corp, 5.5000%, 12/1/34	7,627,000	7,872,942
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	16,043,000	17,143,503
T-Mobile USA Inc, 5.1250%, 5/15/32	5,107,000	5,255,908
T-Mobile USA Inc, 5.3000%, 5/15/35	11,066,000	11,333,601
		48,420,045

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Consumer Cyclical – 0.8%
Carnival Corp, 5.7500%, 8/1/32ž	$7,105,000	$7,230,602
CBRE Services Inc, 5.9500%, 8/15/34	11,547,000	12,316,443
Flutter Treasury DAC, 5.8750%, 6/4/31ž	3,621,000	3,675,387
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	3,812,000	4,074,554
General Motors Co, 6.2500%, 4/15/35	3,822,000	4,019,650
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	344,000	350,291
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	4,841,000	5,245,504
GLP Capital LP / GLP Financing II Inc, 5.6250%, 9/15/34	5,014,000	5,074,790
LKQ Corp, 5.7500%, 6/15/28	4,397,000	4,544,743
NCL Corporation Ltd, 5.8750%, 1/15/31ž	12,899,000	12,898,517
NCL Corporation Ltd, 6.2500%, 9/15/33ž	7,997,000	8,038,390
VICI Properties LP, 5.6250%, 4/1/35	5,593,000	5,726,728
		73,195,599
Consumer Non-Cyclical – 1.2%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	4,757,000	4,831,968
CVS Health Corp, 5.0000%, 9/15/32	2,820,000	2,854,507
CVS Health Corp, 5.2500%, 2/21/33	999,000	1,022,123
CVS Health Corp, 5.7000%, 6/1/34	5,130,000	5,353,389
CVS Health Corp, 5.4500%, 9/15/35	5,014,000	5,102,258
CVS Health Corp, 4.7800%, 3/25/38	11,256,000	10,549,543
CVS Health Corp, 6.2000%, 9/15/55	2,902,000	2,986,829
Diageo Capital PLC, 2.1250%, 4/29/32	2,398,000	2,074,416
HCA Inc, 5.8750%, 2/15/26	1,152,000	1,153,486
HCA Inc, 3.6250%, 3/15/32	3,617,000	3,393,296
HCA Inc, 5.6000%, 4/1/34	5,683,000	5,899,435
Illumina Inc, 5.8000%, 12/12/25	3,833,000	3,838,142
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.0000%, 5/15/32	4,058,000	3,630,588
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	5,728,000	5,492,502
Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.8750%, 5/15/34ž,#	7,626,000	7,064,734
Royalty Pharma PLC, 3.5500%, 9/2/50	3,923,000	2,756,186
Solventum Corp, 5.4500%, 3/13/31	10,557,000	11,008,858
Solventum Corp, 5.6000%, 3/23/34	13,920,000	14,492,521
Teva Pharmaceutical Finance Co LLC, 6.1500%, 2/1/36#	2,845,000	2,978,943
Teva Pharmaceutical Finance Netherlands III BV, 6.0000%, 12/1/32	5,206,000	5,421,976
Teva Pharmaceutical Finance Netherlands IV BV, 5.7500%, 12/1/30	4,167,000	4,291,631
Universal Health Services Inc, 2.6500%, 10/15/30	10,551,000	9,525,577
		115,722,908
Electric – 0.7%
American Electric Power Co Inc, 5.6250%, 3/1/33	7,210,000	7,579,111
Duke Energy Corp, 5.4500%, 6/15/34	12,350,000	12,845,831
Duquesne Light Holdings Inc, 2.7750%, 1/7/32ž	4,842,000	4,289,133
Exelon Corp, 5.4500%, 3/15/34	6,072,000	6,302,115
National Grid PLC, 5.8090%, 6/12/33	5,522,000	5,886,744
NRG Energy Inc, 4.7340%, 10/15/30ž	7,282,000	7,279,695
NRG Energy Inc, 5.7500%, 1/15/34ž	3,913,000	3,909,006
NRG Energy Inc, 5.4070%, 10/15/35ž	4,975,000	4,991,920
NRG Energy Inc, 6.0000%, 1/15/36ž	7,330,000	7,331,053
Xcel Energy Inc, 5.6000%, 4/15/35	4,187,000	4,340,401
		64,755,009
Energy – 1.2%
Cheniere Energy Inc, 5.6500%, 4/15/34	7,295,000	7,519,980
Civitas Resources Inc, 8.6250%, 11/1/30ž	1,877,000	1,943,942
Civitas Resources Inc, 8.7500%, 7/1/31ž	3,479,000	3,564,274
Civitas Resources Inc, 9.6250%, 6/15/33ž	6,746,000	7,125,173
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33ž	4,304,000	4,592,524
Columbia Pipelines Operating Company LLC, 6.4970%, 8/15/43ž	868,000	925,761
Columbia Pipelines Operating Company LLC, 6.5440%, 11/15/53ž	4,489,000	4,815,179
DT Midstream Inc, 4.1250%, 6/15/29ž	8,843,000	8,627,798
DT Midstream Inc, 4.3750%, 6/15/31ž	14,397,000	13,913,750
DT Midstream Inc, 4.3000%, 4/15/32ž	2,519,000	2,409,311
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	3,621,000	3,616,909
Occidental Petroleum Corp, 5.2000%, 8/1/29	3,246,000	3,293,710
Occidental Petroleum Corp, 8.8750%, 7/15/30	3,602,000	4,161,531
Occidental Petroleum Corp, 6.6250%, 9/1/30	2,536,000	2,717,129
Occidental Petroleum Corp, 6.1250%, 1/1/31	4,546,000	4,788,602
Occidental Petroleum Corp, 5.3750%, 1/1/32	7,465,000	7,591,771
Sunoco LP, 7.0000%, 5/1/29ž	7,825,000	8,102,052

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Energy – (continued)
Sunoco LP, 5.6250%, 3/15/31ž	$2,711,000	$2,691,001
Sunoco LP, 7.2500%, 5/1/32ž	4,408,000	4,626,112
Sunoco LP, 5.8750%, 3/15/34ž	4,599,000	4,559,181
Viper Energy Partners LLC, 4.9000%, 8/1/30	2,159,000	2,175,099
Viper Energy Partners LLC, 5.7000%, 8/1/35	5,742,000	5,838,006
		109,598,795
Finance Companies – 0.3%
Blackstone Private Credit Fund, 7.3000%, 11/27/28	5,166,000	5,518,178
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	3,051,000	3,267,916
OWL Rock Core Income Corp, 4.7000%, 2/8/27	877,000	875,486
Rocket Cos Inc, 6.1250%, 8/1/30ž	3,459,000	3,550,041
Rocket Cos Inc, 6.3750%, 8/1/33ž	14,496,000	14,961,525
		28,173,146
Insurance – 1.0%
Aon North America Inc, 5.4500%, 3/1/34	15,757,000	16,414,134
Arthur J Gallagher & Co, 5.0000%, 2/15/32	1,133,000	1,155,973
Arthur J Gallagher & Co, 6.5000%, 2/15/34	3,511,000	3,892,952
Arthur J Gallagher & Co, 5.1500%, 2/15/35	2,833,000	2,866,496
Athene Global Funding, 2.6460%, 10/4/31ž	5,823,000	5,186,097
Brown & Brown Inc, 4.9000%, 6/23/30	2,159,000	2,188,010
Brown & Brown Inc, 5.2500%, 6/23/32	949,000	973,028
Brown & Brown Inc, 5.5500%, 6/23/35	1,008,000	1,036,881
Brown & Brown Inc, 4.9500%, 3/17/52	5,658,000	4,983,303
Centene Corp, 4.2500%, 12/15/27	16,441,000	16,145,347
Health Care Service Corp, 5.2000%, 6/15/29ž	5,028,000	5,165,281
Health Care Service Corp, 2.2000%, 6/1/30ž	4,729,000	4,275,440
Health Care Service Corp, 5.4500%, 6/15/34ž	11,338,000	11,644,122
Humana Inc, 5.8750%, 3/1/33	1,812,000	1,906,411
Humana Inc, 5.9500%, 3/15/34	4,950,000	5,206,216
UnitedHealth Group Inc, 4.9500%, 1/15/32	11,384,000	11,664,399
		94,704,090
Professional Services – 0.2%
Booz Allen Hamilton Inc, 5.9500%, 8/4/33#	7,687,000	8,072,515
Booz Allen Hamilton Inc, 5.9500%, 4/15/35#	11,859,000	12,363,087
		20,435,602
Real Estate Investment Trusts (REITs) – 0.2%
American Tower Trust I, 5.4900%, 3/15/28ž	11,317,000	11,503,764
Invitation Homes Inc, 2.0000%, 8/15/31	5,620,000	4,856,050
Sun Communities Operating LP, 2.7000%, 7/15/31	6,161,000	5,572,845
		21,932,659
Technology – 1.2%
Broadcom Inc, 4.9000%, 7/15/32	4,382,000	4,482,732
Broadcom Inc, 5.2000%, 7/15/35	10,269,000	10,583,243
Broadcom Inc, 4.8000%, 2/15/36	11,650,000	11,614,458
Broadcom Inc, 4.9000%, 2/15/38	8,339,000	8,294,321
CACI International Inc, 6.3750%, 6/15/33ž	2,923,000	3,015,223
Cadence Design Systems Inc, 4.7000%, 9/10/34	5,006,000	4,997,913
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	2,126,000	2,171,081
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	6,181,000	6,314,286
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	6,784,000	7,067,346
Intel Corp, 2.4500%, 11/15/29	2,286,000	2,122,829
Marvell Technology Inc, 1.6500%, 4/15/26	3,675,000	3,621,181
Marvell Technology Inc, 4.7500%, 7/15/30	2,522,000	2,554,849
Marvell Technology Inc, 5.4500%, 7/15/35#	6,589,000	6,792,817
MSCI Inc, 4.0000%, 11/15/29ž	1,463,000	1,429,350
MSCI Inc, 3.6250%, 9/1/30ž	8,577,000	8,186,395
MSCI Inc, 3.8750%, 2/15/31ž	6,019,000	5,767,047
Oracle Corp, 4.4500%, 9/26/30	2,875,000	2,873,589
Oracle Corp, 4.8000%, 9/26/32	5,821,000	5,828,000
Oracle Corp, 5.2000%, 9/26/35	2,854,000	2,869,715
Oracle Corp, 5.9500%, 9/26/55	2,718,000	2,709,639
Synopsys Inc, 5.0000%, 4/1/32	5,056,000	5,166,711
Western Digital Corp, 4.7500%, 2/15/26	1,521,000	1,520,112
Workday Inc, 3.8000%, 4/1/32	4,129,000	3,942,672
		113,925,509
Transportation – 0%
GXO Logistics Inc, 1.6500%, 7/15/26	4,255,000	4,166,018
Total Corporate Bonds (cost $1,063,316,759)		1,086,152,546

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – 6.7%
Fannie Mae:
3.5000%, TBA, 30 Year Maturity	$830,458	$758,934
5.0000%, TBA, 30 Year Maturity	372,000	368,916
		1,127,850
Fannie Mae Pool:
BO3223, 3.0000%, 10/1/34	172,009	165,997
BO4725, 2.5000%, 11/1/34	147,740	140,034
BO7717, 3.0000%, 11/1/34	76,276	73,689
BO5957, 3.0000%, 12/1/34	87,492	84,347
FS3713, 2.5000%, 12/1/36	9,248,775	8,753,743
995757, 6.0000%, 2/1/37	40,250	42,334
AL6997, 4.5000%, 11/1/42	218,745	218,238
AB7563, 3.0000%, 1/1/43	146,624	134,717
MA1363, 3.0000%, 2/1/43	33,023	30,170
AT2957, 3.0000%, 5/1/43	328,056	300,285
AL5942, 5.0000%, 7/1/44	25,056	25,386
AL5887, 4.5000%, 10/1/44	515,417	513,995
AL6542, 4.5000%, 3/1/45	853,219	850,865
AL6842, 4.0000%, 5/1/45	192,634	185,952
AL7381, 4.5000%, 6/1/45	442,666	440,297
BM3912, 3.0000%, 3/1/47	1,076,648	976,907
CA0108, 3.5000%, 8/1/47	182,227	171,195
BH1902, 3.5000%, 12/1/47	71,990	67,632
BM3282, 3.5000%, 12/1/47	54,159	50,880
BJ4559, 3.5000%, 1/1/48	515,675	482,821
BJ4566, 4.0000%, 1/1/48	1,925,362	1,861,809
BJ4567, 4.0000%, 1/1/48	1,901,642	1,836,646
CA4646, 3.0000%, 2/1/48	564,633	512,748
BJ5170, 3.5000%, 3/1/48	97,830	91,811
BK1964, 4.0000%, 3/1/48	565,966	546,970
BK3211, 4.5000%, 3/1/48	23,192	22,855
BJ9181, 5.0000%, 5/1/48	496,582	501,698
BN0012, 4.5000%, 8/1/48	12,760	12,575
MA3521, 4.0000%, 11/1/48	1,526,228	1,460,502
BN3899, 4.0000%, 12/1/48	224,459	214,793
FM3664, 4.0000%, 3/1/49	794,663	760,442
CA3683, 4.5000%, 6/1/49	88,315	86,835
BJ8459, 3.0000%, 8/1/49	699,244	615,491
CA4035, 4.5000%, 8/1/49	139,184	136,850
MA3774, 3.0000%, 9/1/49	3,912,063	3,486,758
BO2983, 3.0000%, 9/1/49	150,615	135,902
MA3908, 4.5000%, 1/1/50	193,642	190,407
CA5573, 4.0000%, 4/1/50	595,831	567,825
MA4079, 3.0000%, 7/1/50	2,037,993	1,813,011
BM7069, 4.5000%, 7/1/50	4,224,743	4,071,031
CA6635, 2.5000%, 8/1/50	18,305,518	15,789,601
BK2913, 2.5000%, 8/1/50	506,940	438,143
FM5076, 4.0000%, 8/1/50	523,764	499,145
FS2713, 4.5000%, 10/1/50	3,141,585	3,096,051
FS5362, 4.5000%, 12/1/50	4,224,172	4,153,593
FS2546, 4.0000%, 3/1/51	121,977	116,724
20510401, 3.0000%, 4/1/51	535,846	477,031
MA4378, 2.0000%, 7/1/51	18,867,488	15,314,656
FS0359, 2.5000%, 1/1/52	3,409,974	2,924,332
CB2681, 3.5000%, 1/1/52	1,635,175	1,520,623
FS0662, 2.5000%, 2/1/52	16,405,636	14,059,024
FS5130, 2.5000%, 2/1/52	16,005,562	13,705,901
CB2750, 2.5000%, 2/1/52	8,609,445	7,316,442
CB2891, 3.0000%, 2/1/52	11,268,743	10,042,170
BV2802, 3.0000%, 2/1/52	1,488,699	1,322,051
CB2907, 3.5000%, 2/1/52	4,463,484	4,150,448
CB3043, 2.5000%, 3/1/52	6,901,386	5,914,233
FS1081, 2.5000%, 3/1/52	6,760,953	5,769,437
FS5988, 2.5000%, 3/1/52	6,733,985	5,756,031
CB3042, 2.5000%, 3/1/52	2,536,335	2,175,842
BT2256, 2.5000%, 3/1/52	610,635	521,036
BV2965, 2.5000%, 3/1/52	502,402	428,723
BV5152, 2.5000%, 3/1/52	466,455	399,735
BV2962, 2.5000%, 3/1/52	204,049	174,311
BV4144, 3.0000%, 3/1/52	3,059,659	2,720,640

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
CB3123, 3.5000%, 3/1/52	$15,797,025	$14,668,641
FS1184, 3.5000%, 3/1/52	3,027,125	2,814,424
CB3240, 3.0000%, 4/1/52	7,059,411	6,279,053
BV5379, 3.0000%, 4/1/52	2,720,708	2,430,416
BV5380, 3.0000%, 4/1/52	2,328,362	2,070,111
BV5394, 3.5000%, 4/1/52	2,194,804	2,036,455
FS1869, 3.5000%, 4/1/52	1,731,666	1,607,973
BV5393, 3.5000%, 4/1/52	1,209,821	1,123,888
FS1301, 3.5000%, 4/1/52	1,171,600	1,080,930
BV8485, 3.5000%, 4/1/52	755,499	700,992
BV4203, 3.5000%, 4/1/52	420,338	390,513
BV8484, 3.5000%, 4/1/52	405,294	376,506
BV6879, 4.5000%, 4/1/52	345,344	336,874
BV7632, 4.5000%, 4/1/52	312,069	304,415
BW0081, 4.5000%, 4/1/52	195,225	190,406
BV7132, 4.5000%, 4/1/52	137,444	134,052
BW0072, 4.5000%, 4/1/52	115,922	113,060
BV7131, 4.5000%, 4/1/52	109,773	107,064
FS6926, 2.5000%, 5/1/52	17,255,345	14,765,715
CB3501, 3.5000%, 5/1/52	1,956,472	1,803,693
BV8544, 3.5000%, 5/1/52	1,205,883	1,118,792
FS3377, 4.0000%, 5/1/52	2,831,254	2,709,328
BW0343, 4.5000%, 5/1/52	564,080	550,157
FS3160, 3.0000%, 6/1/52	1,541,934	1,368,968
CB3837, 3.5000%, 6/1/52	7,552,379	7,011,161
FS2144, 3.5000%, 6/1/52	4,353,404	4,046,502
FS5491, 3.0000%, 7/1/52	6,666,077	5,918,314
FS5339, 3.0000%, 7/1/52	4,003,918	3,555,246
CB4076, 3.5000%, 7/1/52	1,068,644	992,063
CB4329, 3.5000%, 7/1/52	381,845	354,897
BW0972, 4.5000%, 7/1/52	2,099,369	2,052,000
CB4320, 3.5000%, 8/1/52	753,710	699,639
BW7369, 5.0000%, 10/1/52	1,901,801	1,908,462
BW1288, 5.0000%, 10/1/52	849,669	851,286
BT8021, 5.0000%, 1/1/53	1,081,971	1,085,501
BX5759, 5.0000%, 1/1/53	379,320	380,390
BX5969, 5.0000%, 2/1/53	453,412	454,821
BX8071, 5.0000%, 3/1/53	228,636	228,931
BX7860, 5.5000%, 3/1/53	164,462	168,183
BX9351, 5.0000%, 4/1/53	504,511	505,163
BY0782, 5.5000%, 4/1/53	93,891	96,135
BY1920, 5.0000%, 5/1/53	274,956	275,292
BY1896, 5.5000%, 5/1/53	172,259	175,530
BY0866, 5.5000%, 5/1/53	88,749	90,435
BY3263, 5.0000%, 6/1/53	391,120	392,040
BY2783, 5.0000%, 6/1/53	302,897	303,247
BY4284, 5.5000%, 6/1/53	161,961	166,018
CB6686, 4.5000%, 7/1/53	2,024,348	1,989,413
BY6374, 5.5000%, 7/1/53	429,225	437,332
BY7004, 5.5000%, 7/1/53	219,224	224,680
CB6851, 4.5000%, 8/1/53	1,735,424	1,705,386
BY6690, 5.0000%, 8/1/53	325,342	326,196
CB7112, 5.5000%, 9/1/53	7,591,116	7,770,247
CB7430, 5.5000%, 11/1/53	2,497,798	2,567,912
FS8037, 6.0000%, 1/1/54	2,339,869	2,434,925
CB8134, 5.5000%, 3/1/54	4,679,708	4,806,668
FS7607, 6.0000%, 3/1/54	2,038,111	2,113,013
FS7643, 6.0000%, 4/1/54	5,001,852	5,202,047
CB8543, 6.0000%, 5/1/54	13,378,249	13,868,385
20550801, 6.0000%, 8/1/55	3,687,381	3,795,915
BF0130, 3.5000%, 8/1/56	2,366,170	2,168,099
BF0167, 3.0000%, 2/1/57	2,379,024	2,074,429
BF0189, 3.0000%, 6/1/57	43,673	37,883
BF0619, 2.5000%, 3/1/62	18,209,478	14,920,549
BF0598, 2.5000%, 3/1/62	5,719,176	4,780,631
		313,439,758
Freddie Mac Gold Pool:
Q58477, 4.0000%, 9/1/48	446,894	428,179

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool:
ZS7403, 3.0000%, 5/1/31	$1,588,148	$1,553,947
ZK8962, 3.0000%, 9/1/32	388,829	377,916
ZK9009, 3.0000%, 10/1/32	201,133	195,232
ZK9163, 3.0000%, 1/1/33	252,920	245,615
SB0040, 2.5000%, 12/1/33	1,760,327	1,697,013
QN0786, 3.0000%, 10/1/34	474,571	457,990
QN0783, 3.0000%, 10/1/34	209,039	201,546
SB0116, 2.5000%, 11/1/34	562,773	533,759
QN0951, 2.5000%, 11/1/34	143,018	135,551
SB0866, 2.5000%, 6/1/37	6,898,485	6,489,858
ZS3695, 6.0000%, 4/1/40	567,467	598,574
ZT1145, 4.5000%, 5/1/44	158,306	157,458
ZT1257, 3.0000%, 1/1/46	98,268	90,534
ZM1434, 3.5000%, 7/1/46	425,735	399,593
ZT1633, 4.0000%, 3/1/47	209,295	202,184
ZT0534, 3.5000%, 12/1/47	1,308,357	1,223,826
ZM5707, 3.5000%, 2/1/48	470,501	438,882
ZM5945, 4.0000%, 3/1/48	457,939	442,568
ZM5865, 4.5000%, 3/1/48	21,348	21,038
ZM6276, 4.0000%, 4/1/48	518,950	500,882
ZM6220, 4.0000%, 4/1/48	494,250	472,966
ZM6427, 4.0000%, 5/1/48	861,915	824,797
ZM7182, 4.5000%, 7/1/48	142,463	140,398
ZM7926, 5.0000%, 9/1/48	28,902	29,074
ZT1320, 4.0000%, 11/1/48	137,055	131,153
SI2017, 4.0000%, 12/1/48	1,668,672	1,596,764
ZN2165, 4.5000%, 12/1/48	443,545	440,584
ZA7158, 4.5000%, 6/1/49	127,901	125,455
RA1087, 4.5000%, 7/1/49	882,889	866,003
RA1088, 4.5000%, 7/1/49	165,252	162,482
QA2159, 3.0000%, 8/1/49	201,174	177,078
RA1188, 4.5000%, 8/1/49	868,660	852,045
QA4936, 3.0000%, 12/1/49	250,864	223,591
QA5622, 3.0000%, 12/1/49	174,163	155,228
RA1999, 4.5000%, 1/1/50	608,746	597,103
SD8040, 4.5000%, 1/1/50	148,919	146,431
QA8274, 3.5000%, 3/1/50	140,094	128,765
SD1551, 4.0000%, 3/1/50	1,658,750	1,587,317
SE9056, 4.5000%, 3/1/50	1,846,021	1,774,615
QB1708, 2.5000%, 8/1/50	252,087	217,954
QB2976, 2.5000%, 8/1/50	107,509	92,919
QB3353, 2.5000%, 9/1/50	480,029	414,736
SD1143, 4.5000%, 9/1/50	4,694,119	4,626,084
RA5285, 2.5000%, 5/1/51	12,266,355	10,454,526
SD1137, 2.5000%, 6/1/51	5,698,864	4,905,032
QC5848, 2.5000%, 8/1/51	14,287,671	12,168,431
RA5906, 2.5000%, 9/1/51	9,982,806	8,545,559
SD0688, 2.5000%, 10/1/51	12,600,719	10,774,659
SD7548, 2.5000%, 11/1/51	3,886,470	3,338,979
QD6087, 2.5000%, 1/1/52	1,058,079	908,156
QD4842, 2.5000%, 1/1/52	674,174	578,439
QD7069, 2.5000%, 2/1/52	1,627,352	1,394,580
QD9513, 2.5000%, 2/1/52	1,148,757	978,499
QD6554, 3.0000%, 2/1/52	877,774	780,613
QD6555, 3.0000%, 2/1/52	577,485	515,999
SD0931, 2.5000%, 3/1/52	8,741,373	7,463,774
QD8288, 2.5000%, 3/1/52	270,092	230,482
QD9182, 3.0000%, 3/1/52	826,376	738,297
QE0318, 4.5000%, 3/1/52	92,048	89,790
SD0943, 3.5000%, 4/1/52	1,773,659	1,649,268
QE0354, 3.5000%, 4/1/52	878,106	814,753
QE1072, 3.5000%, 4/1/52	868,427	805,772
QE1073, 3.5000%, 4/1/52	255,977	237,795
QD9191, 3.5000%, 4/1/52	197,534	183,518
SD8212, 2.5000%, 5/1/52	4,374,092	3,703,342
SD3493, 2.5000%, 5/1/52	3,632,862	3,108,648
SD1041, 3.0000%, 6/1/52	11,335,800	10,134,074
SD7023, 3.0000%, 6/1/52	5,247,566	4,656,974
SD1840, 3.0000%, 6/1/52	3,697,909	3,283,098

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
SD1150, 3.5000%, 6/1/52	$3,923,055	$3,647,921
QF0488, 5.5000%, 9/1/52	1,952,965	1,990,798
QF2386, 5.0000%, 10/1/52	3,550,075	3,548,003
QF2145, 5.0000%, 10/1/52	117,507	117,730
QF2437, 5.5000%, 10/1/52	126,165	129,390
QF7813, 5.0000%, 1/1/53	219,149	219,846
QF6841, 5.0000%, 1/1/53	191,303	191,627
QF8398, 5.0000%, 3/1/53	788,585	789,657
QF9871, 5.0000%, 3/1/53	756,340	757,317
QG1442, 5.0000%, 4/1/53	874,854	871,532
QG2380, 5.0000%, 5/1/53	1,791,785	1,788,564
QG3598, 5.0000%, 5/1/53	1,087,075	1,085,120
QG3742, 5.0000%, 5/1/53	153,790	153,967
SD2897, 5.5000%, 5/1/53	1,448,222	1,470,695
QG2543, 5.5000%, 5/1/53	262,307	266,708
QG4742, 5.0000%, 6/1/53	749,402	743,771
QG5161, 5.0000%, 6/1/53	702,088	696,762
QG3917, 5.0000%, 6/1/53	686,483	685,249
QG5055, 5.0000%, 6/1/53	600,488	595,976
QG4676, 5.0000%, 6/1/53	220,338	218,860
QG3912, 5.5000%, 6/1/53	866,913	883,375
QG4741, 5.5000%, 6/1/53	425,348	429,112
QG6693, 5.5000%, 7/1/53	1,802,218	1,836,257
QG7441, 5.5000%, 7/1/53	1,055,311	1,075,242
SD4294, 5.5000%, 9/1/53	1,801,998	1,848,441
RA9851, 6.0000%, 9/1/53	14,110,900	14,601,910
SD4009, 6.0000%, 9/1/53	4,154,017	4,321,057
SD4668, 6.0000%, 10/1/53	7,211,057	7,422,128
SD4247, 6.5000%, 11/1/53	4,835,669	5,066,738
QI2699, 5.5000%, 4/1/54	1,190,718	1,224,713
RJ1341, 6.0000%, 4/1/54	9,682,441	10,037,174
RJ3021, 5.5000%, 12/1/54	14,586,168	14,798,755
SL1226, 5.5000%, 5/1/55	2,487,441	2,542,401
RJ4363, 5.5000%, 6/1/55	691,174	707,274
		210,954,635
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	15,308,258	13,172,496
3.5000%, TBA, 30 Year Maturity	19,884,335	18,128,131
4.0000%, TBA, 30 Year Maturity	4,572,047	4,298,940
5.0000%, TBA, 30 Year Maturity	6,595,041	6,559,368
		42,158,935
Ginnie Mae I Pool:
784059, 4.0000%, 1/15/45	2,082,044	1,986,649
784182, 4.5000%, 8/15/46	2,280,125	2,253,264
BB4357, 4.0000%, 7/15/47	440,540	421,029
BC7161, 4.0000%, 8/15/47	62,077	59,402
BD7109, 4.0000%, 11/15/47	58,849	56,314
BD7135, 4.0000%, 12/15/47	174,715	166,977
		4,943,635
Ginnie Mae II Pool:
MA4068, 3.0000%, 11/20/46	9,097,992	8,234,735
BB9817, 4.0000%, 8/20/47	270,932	259,018
BB9814, 4.0000%, 8/20/47	42,151	40,297
BB9835, 4.0000%, 8/20/47	39,500	37,763
MA5021, 4.5000%, 2/20/48	207,128	204,602
MA5192, 4.0000%, 5/20/48	106,022	101,565
BH3673, 4.5000%, 5/20/48	316,828	311,118
BH3672, 4.5000%, 5/20/48	63,235	62,096
MA5264, 4.0000%, 6/20/48	1,059,158	1,014,630
MA5400, 5.0000%, 8/20/48	707,966	713,924
MA5930, 3.5000%, 5/20/49	11,985,546	11,064,793
MA7255, 2.5000%, 3/20/51	11,588,074	9,982,611
MA7313, 3.0000%, 4/20/51	9,908,949	8,865,710
MA7473, 3.0000%, 7/20/51	5,648,126	5,052,169
MA7535, 3.0000%, 8/20/51	12,832,382	11,477,392
785843, 2.5000%, 1/20/52	9,822,140	8,343,455
		65,765,878
Total Mortgage-Backed Securities (cost $649,145,002)		638,818,870

	Shares or Principal Amounts	Value
United States Treasury Notes/Bonds – 5.2%
3.6250%, 9/30/30	$277,050,000	$275,643,107
3.8750%, 9/30/32	6,749,000	6,726,855
4.2500%, 8/15/35	64,780,400	65,306,741
4.8750%, 8/15/45	77,159,000	78,883,021
4.7500%, 5/15/55	72,756,700	72,984,064
Total United States Treasury Notes/Bonds (cost $496,778,152)		499,543,788
Common Stocks – 63.5%
Aerospace & Defense – 1.4%
General Electric Co	290,656	87,435,138
Howmet Aerospace Inc	230,556	45,242,004
		132,677,142
Banks – 1.9%
JPMorgan Chase & Co	437,579	138,025,544
PNC Financial Services Group Inc/The	226,784	45,567,709
		183,593,253
Beverages – 0.5%
Monster Beverage Corp*	662,688	44,605,529
Biotechnology – 1.7%
AbbVie Inc	318,417	73,726,272
Amgen Inc	145,133	40,956,533
Vertex Pharmaceuticals Inc*	109,813	43,007,163
		157,689,968
Building Products – 0.6%
Trane Technologies PLC	134,869	56,909,323
Capital Markets – 3.4%
Charles Schwab Corp	373,537	35,661,577
CME Group Inc	206,318	55,745,061
Goldman Sachs Group Inc	89,355	71,157,854
Intercontinental Exchange Inc	328,074	55,273,908
Moody's Corp	54,250	25,849,040
Morgan Stanley	533,840	84,859,206
		328,546,646
Chemicals – 0.3%
Corteva Inc	445,003	30,095,553
Communications Equipment – 0.4%
Motorola Solutions Inc	76,894	35,162,857
Consumer Finance – 1.6%
American Express Co	444,760	147,731,482
Diversified Financial Services – 2.3%
Mastercard Inc - Class A	379,317	215,759,303
Electrical Equipment – 0.7%
Eaton Corp PLC	174,215	65,199,964
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp	637,006	78,829,493
Entertainment – 2.0%
Netflix Inc*	77,694	93,148,890
Walt Disney Co/The	818,777	93,749,967
		186,898,857
Food & Staples Retailing – 0.5%
Costco Wholesale Corp	47,525	43,990,566
Health Care Equipment & Supplies – 1.7%
Abbott Laboratories	473,928	63,477,916
Intuitive Surgical Inc*	101,271	45,291,429
Stryker Corp	141,044	52,139,736
		160,909,081
Health Care Providers & Services – 0.5%
HCA Healthcare Inc	107,777	45,934,557
Hotels, Restaurants & Leisure – 2.2%
Booking Holdings Inc	17,455	94,244,258
Hilton Worldwide Holdings Inc	196,904	51,084,774
Royal Caribbean Cruises Ltd	207,894	67,270,340
		212,599,372
Independent Power and Renewable Electricity Producers – 0.3%
Vistra Corp	143,829	28,178,978
Information Technology Services – 0.3%
Accenture PLC	133,247	32,858,710
Insurance – 1.6%
Marsh & McLennan Cos Inc	185,978	37,480,147
Progressive Corp/The	451,517	111,502,123
		148,982,270

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Interactive Media & Services – 5.6%
Alphabet Inc - Class C	1,309,909	$319,028,337
Meta Platforms Inc - Class A	286,582	210,460,089
		529,488,426
Life Sciences Tools & Services – 1.2%
Danaher Corp	272,074	53,941,391
Thermo Fisher Scientific Inc	129,681	62,897,879
		116,839,270
Machinery – 0.4%
Deere & Co	83,240	38,062,322
Multiline Retail – 3.1%
Amazon.com Inc*	1,325,851	291,117,104
Oil, Gas & Consumable Fuels – 0.7%
Chevron Corp	436,815	67,833,001
Pharmaceuticals – 2.2%
Eli Lilly & Co	143,266	109,311,958
Johnson & Johnson	365,944	67,853,336
Zoetis Inc	227,777	33,328,331
		210,493,625
Professional Services – 0.3%
Automatic Data Processing Inc	112,609	33,050,742
Road & Rail – 1.1%
Uber Technologies Inc*	736,363	72,141,483
Union Pacific Corp	158,084	37,366,315
		109,507,798
Semiconductor & Semiconductor Equipment – 10.6%
Broadcom Inc	670,425	221,179,912
KLA Corp	77,155	83,219,383
Lam Research Corp	609,783	81,649,943
NVIDIA Corp	3,334,284	622,110,709
		1,008,159,947
Software – 8.4%
Adobe Inc*	83,201	29,349,153
Cadence Design Systems Inc*	135,665	47,653,688
Intuit Inc	85,776	58,577,288
Microsoft Corp	1,050,287	543,996,152
Oracle Corp	244,063	68,640,278
ServiceNow Inc*	55,962	51,500,709
		799,717,268
Specialty Retail – 1.3%
Home Depot Inc	198,217	80,315,546
TJX Cos Inc	299,114	43,233,938
		123,549,484
Technology Hardware, Storage & Peripherals – 3.0%
Apple Inc	1,132,504	288,369,494
Textiles, Apparel & Luxury Goods – 0.5%
NIKE Inc - Class B	703,584	49,060,912
Tobacco – 0.4%
Philip Morris International Inc	255,057	41,370,245
Total Common Stocks (cost $2,522,825,060)		6,043,772,542
Investment Companies – 1.8%
Money Markets – 1.8%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº,£ (cost $168,070,237)	168,038,919	168,072,527
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº,£	9,004,132	9,004,132
Time Deposits – 0%
Royal Bank of Canada, 4.0800%, 10/1/25	$2,251,033	2,251,033
Total Investments Purchased with Cash Collateral from Securities Lending (cost $11,255,165)		11,255,165
Total Investments (total cost $6,060,279,550) – 100.8%		9,599,231,480
Liabilities, net of Cash, Receivables and Other Assets – (0.8)%		(80,301,433)
Net Assets – 100%		$9,518,930,047

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$9,528,571,201	99.3%
France	17,547,146	0.2
Israel	12,692,550	0.1
United Kingdom	12,423,048	0.1
Canada	8,485,367	0.1
Brazil	8,466,838	0.1
Australia	7,369,943	0.1
Ireland	3,675,387	0.0
Total	$9,599,231,480	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/25	Ending Shares	Dividend Income
Investment Companies - 1.8%
Money Markets - 1.8%
Janus Henderson Cash Liquidity Fund LLC, 4.0538%ºº
	$219,115,975	$1,170,659,399	$(1,221,700,610)	$11,793	$(14,030)	$168,072,527	168,038,919	$5,162,717
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.0644%ºº
	-	948,599,121	(939,594,989)	-	-	9,004,132	9,004,132	90,163 ∆
Total Affiliated Investments - 1.9%
	$219,115,975	$2,119,258,520	$(2,161,295,599)	$11,793	$(14,030)	$177,076,659	177,043,051	$5,252,880

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	3,377	1/6/26	$703,761,525	$(169,918)
5 Year US Treasury Note	3,878	1/6/26	423,459,424	(565,841)
Ultra Long Term US Treasury Bond	87	12/31/25	10,445,438	297,146
US Treasury Long Bond	1,965	12/31/25	229,106,719	4,060,625
Total - Futures Long				3,622,012
Futures Short:
10 Year US Treasury Note	685	12/31/25	(77,062,500)	(91,811)
Ultra 10-Year Treasury Note	1,421	12/31/25	(163,526,016)	(397,701)
Total - Futures Short				(489,512)
Total				$3,132,500

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2025
Futures contracts:
Average notional amount of contracts - long	$1,416,330,425
Average notional amount of contracts - short	209,581,984

Notes to Schedule of Investments (unaudited)
IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30,
2025 is $1,375,749,661, which represents 14.5% of net assets.

*	Non-income producing security.
ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of September 30, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2025.
#	Loaned security; a portion of the security is on loan at September 30, 2025.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of September 30, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38	9/24/24	$1,615,760	$1,612,956	0.0%
The Portfolio has registration rights for certain restricted securities held as of September 30, 2025. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,083,961,192	$-
Bank Loans and Mezzanine Loans	-	67,654,850	-
Corporate Bonds	-	1,086,152,546	-
Mortgage-Backed Securities	-	638,818,870	-
United States Treasury Notes/Bonds	-	499,543,788	-
Common Stocks	6,043,772,542	-	-
Investment Companies	-	168,072,527	-
Investments Purchased with Cash Collateral from Securities Lending	-	11,255,165	-
Total Investments in Securities	$6,043,772,542	$3,555,458,938	$-
Other Financial Instruments(a):
Futures Contracts	4,357,771	-	-
Total Assets	$6,048,130,313	$3,555,458,938	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$1,225,271	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
109-35-70301 11-25